LEASES - Remaining Terms and Discount Rates (Details)	Dec. 31, 2021
Weighted-average remaining lease term (in years):
Operating leases	7 years 9 months 18 days
Finance leases	2 years 6 months
Weighted-average discount rate:
Operating leases	10.98%
Finance leases	5.58%